Trade Payables	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Trade Payables
(14) Trade Payables
Trade payables are classified as financial liabilities measured at amortized cost.
Trade payables as of March 31, 2022 and 2023 consist of the following:

	Yen (millions)
	2022	2023
Trade accounts and notes payable	¥1,047,623	¥1,181,893
Other	188,610	244,440

Total	¥1,236,233	¥1,426,333